CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 13,866	$ 17,582
Short term bank deposits	4,275	2,905
Available for sale securities	409	0
Accounts receivable, net
Trade	1,763	1,585
Other	271	154
Prepaid expenses	51	164
Deferred cost of revenues	1,056	199
Deferred taxes	192	0
Inventory	29	30
Total current assets	21,912	22,619
INVESTMENTS AND OTHER NON CURRENT ASSETS:
Available for sale securities	473	0
Severance pay fund	1,213	1,512
Deferred cost of revenues	28	66
Deferred taxes	85	0
PROPERTY AND EQUIPMENT, NET OF ACCUMULATED DEPRECIATION AND AMORTIZATION	880	834
GOODWILL	5,430	5,430
Total assets	30,021	30,461
Liabilities and shareholders' equity
Trade	749	244
Other	1,214	1,236
Deferred revenues	2,950	3,020
Total current liabilities	4,913	4,500
LONG TERM LIABILITIES :
Deferred revenues	633	276
Employees' rights upon retirement	1,456	1,702
Total liabilities	7,002	6,478
SHAREHOLDERS' EQUITY:
Share capital	54	54
Additional paid-in capital	30,309	35,633
Accumulated other comprehensive income	(70)	0
Differences from translation of foreign currency financial statements of a subsidiary	(1,149)	(1,140)
Treasury shares	(2,652)	(2,800)
Accumulated deficit	(3,473)	(7,764)
Total shareholders' equity	23,019	23,983
Total liabilities and shareholders' equity	$ 30,021	$ 30,461